Related Parties - Summary of Time Deposits, Bank Borrowings, Debt Securities Issued, Lease Liabilities at related parties (Detail)
₺ in Thousands, € in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CNY (¥)
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 30,065,061	₺ 24,472,049
Additional amount classified as "Bank Borrowings" from related parties
Disclosure of transactions between related parties [line items]
Amount of reclassifications or changes in presentation		2,190,434
Banks - Time deposits | Gross Carrying Amount
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 31,369,567	₺ 23,362,376
Banks - Time deposits | Gross Carrying Amount | USD
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | $			$ 342,372		$ 187,624
Effective interest rate of financial assets, related party	4.40%	3.00%
Financial assets (liabilities) with related parties	₺ 10,090,875	₺ 5,783,661
Banks - Time deposits | Gross Carrying Amount | EUR
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | €				€ 455,757		€ 395,430
Effective interest rate of financial assets, related party	3.70%	2.70%
Financial assets (liabilities) with related parties	₺ 14,879,110	₺ 12,997,715
Banks - Time deposits | Gross Carrying Amount | TL
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	₺ 6,376,563	₺ 2,774,821
Effective interest rate of financial assets, related party	40.70%	23.90%
Financial assets (liabilities) with related parties	₺ 6,399,582	₺ 4,578,950
Banks - Time deposits | Gross Carrying Amount | GBP
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | £							£ 55
Effective interest rate of financial assets, related party		0.10%
Financial assets (liabilities) with related parties		₺ 2,050
Bank borrowings
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	(7,064,169)	(6,789,667)
Bank borrowings | TL | February - October 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	4,673,500
Financial assets (liabilities) with related parties	(4,964,669)
Bank borrowings | TL | January 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	1,349,880
Financial assets (liabilities) with related parties	(1,356,571)
Bank borrowings | TL | January - September 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	553,450
Financial assets (liabilities) with related parties	(555,411)
Bank borrowings | TL | February 2024
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	₺ 104,860
Effective interest rate of financial liabilities, related party	34.80%
Financial assets (liabilities) with related parties	₺ (110,239)
Bank borrowings | TL | August 2024 - April 2025
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	72,206
Financial assets (liabilities) with related parties	₺ (77,279)
Bank borrowings | TL | January 2023 - October 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		1,822,550
Financial assets (liabilities) with related parties		(3,221,200)
Bank borrowings | TL | February 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		971,074
Financial assets (liabilities) with related parties		(1,608,999)
Bank borrowings | TL | February 2023 - December 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		815,386
Financial assets (liabilities) with related parties		(1,351,622)
Bank borrowings | TL | May 2023 - June 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		89,900
Financial assets (liabilities) with related parties		(149,670)
Bank borrowings | TL | August 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		₺ 35,000
Effective interest rate of financial liabilities, related party		14.80%
Financial assets (liabilities) with related parties		₺ (60,666)
Bank borrowings | TL | Minimum | February - October 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	12.20%
Bank borrowings | TL | Minimum | January 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	41.70%
Bank borrowings | TL | Minimum | January - September 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	18.80%
Bank borrowings | TL | Minimum | August 2024 - April 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	28.80%
Bank borrowings | TL | Minimum | January 2023 - October 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		13.50%
Bank borrowings | TL | Minimum | February 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		12.40%
Bank borrowings | TL | Minimum | February 2023 - December 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		13.40%
Bank borrowings | TL | Minimum | May 2023 - June 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		13.90%
Bank borrowings | TL | Maximum | February - October 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	54.40%
Bank borrowings | TL | Maximum | January 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	42.30%
Bank borrowings | TL | Maximum | January - September 2024
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	55.20%
Bank borrowings | TL | Maximum | August 2024 - April 2025
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	49.80%
Bank borrowings | TL | Maximum | January 2023 - October 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		19.00%
Bank borrowings | TL | Maximum | February 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		17.20%
Bank borrowings | TL | Maximum | February 2023 - December 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		24.00%
Bank borrowings | TL | Maximum | May 2023 - June 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party		16.40%
Bank borrowings | CNY
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | ¥								¥ 241,247
Effective interest rate of financial liabilities, related party		3.80%
Financial assets (liabilities) with related parties		₺ (397,510)
Debt securities issued
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ (956,914)	(589,058)
Debt securities issued | TL
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	900,000
Financial assets (liabilities) with related parties	₺ (956,914)
Debt securities issued | TL | February 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		₺ 150,000
Effective interest rate of financial liabilities, related party		20.30%
Financial assets (liabilities) with related parties		₺ (256,208)
Debt securities issued | TL | March 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions		₺ 200,000
Effective interest rate of financial liabilities, related party		20.80%
Financial assets (liabilities) with related parties		₺ (332,850)
Debt securities issued | TL | Minimum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	39.00%
Debt securities issued | TL | Maximum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	44.50%
Lease liabilities
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ (146,028)	(206,594)
Lease liabilities | EUR
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ (61,252)	₺ (121,952)
Lease liabilities | EUR | Minimum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	0.30%	0.20%
Lease liabilities | EUR | Maximum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	3.70%	5.10%
Lease liabilities | TL
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ (84,776)	₺ (84,642)
Lease liabilities | TL | Minimum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	12.50%	11.70%
Lease liabilities | TL | Maximum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	55.25%	44.50%